Other Financial Assets - Summary of Other Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Derivatives assets	₩ 235,924	₩ 465,178
Debt securities	927,586	400,771
Deposit instruments	7,123,233	6,420,797
Short-term financial instruments	491,841	1,212,643
Other current financial assets	8,778,584	8,499,389
Non-current
Derivatives assets	426,649	497,698
Equity securities	1,721,439	1,171,544
Debt securities	172,181	115,601
Other Securities	696,148	762,177
Deposit instruments	44,425	24,631
Other non current financial assets	₩ 3,060,842	₩ 2,571,651